Equity Incentive Plan	12 Months Ended
Dec. 31, 2025
Equity Incentive Plan [Abstract]
Equity Incentive Plan
15.	Equity Incentive Plan:

On March 12, 2025, the Company’s Equity Incentive Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 600,000 shares. On the same date, the Compensation Committee granted an aggregate of 528,200 restricted shares of common stock pursuant to the Plan. Of the total 528,200 shares issued on March 12, 2025, 311,500 shares were granted to the non-executive members of the board of directors and to the executive officers and 216,700 shares were granted to certain of the Company’s non-executive employees and to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $7.35. 125,300 shares vested on the date of the issuance, March 12, 2025, 159,500 shares vested on September 12, 2025, taking into consideration 500 forfeited shares, 104,100 shares vested on March 12, 2026 and 138,800 shares will vest on September 14, 2026.

On March 27, 2024, the Company’s Equity Incentive Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 550,000 shares. On the same date, the Compensation Committee granted an aggregate of 502,500 restricted shares of common stock pursuant to the Plan. Of the total 502,500 shares issued on March 27, 2024, 285,000 shares were granted to the non-executive members of the board of directors and to the executive officers and 217,500 shares were granted to certain of the Company’s non-executive employees and to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $8.42. 107,250 shares vested on the date of the issuance, March 27, 2024, 142,150 shares vested on September 27, 2024, taking into consideration 1,100 forfeited shares, 108,000 shares vested on March 27, 2025 and 144,000 shares vested on September 26, 2025.

On March 27, 2023, the Compensation Committee granted an aggregate of 1,823,800 restricted shares of common stock pursuant to the Equity Incentive Plan. Of the total 1,823,800 shares issued on March 27, 2023, 1,330,000 shares were granted to the non-executive members of the Board of Directors and to the executive officers and 493,800 shares were granted to certain of the Company’s non-executive employees and to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $5.22. 607,974 shares vested on the date of the issuance, March 27, 2023, 607,913 shares vested on October 1, 2023 and 607,247 shares vested on October 1, 2024, taking into consideration 666 forfeited shares.

The related expense for shares granted to the Company’s board of directors and certain of its employees for the years ended December 31, 2025, 2024 and 2023, amounted to $3,958, $4,843 and $8,852, respectively, and is included under general and administration expenses. The related expense for shares granted to non-employees for the years ended December 31, 2025, 2024 and 2023, amounted to $107, $144 and $295, respectively, and is included under voyage expenses.

Restricted shares during 2025 and 2024 are analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2023	607,580	$4.78
Granted	502,500	8.42
Vested	(856,314)	6.15
Forfeited	(1,766)	7.21
Outstanding at December 31, 2024	252,000	$7.36
Granted	528,200	7.35
Vested	(536,800)	7.85
Forfeited	(500)	7.35
Outstanding at December 31, 2025	242,900	$6.25

The unrecognized cost for the non-vested shares granted to the Company’s board of directors, certain of its employees and the Company’s commercial manager, a non-employee, as of December 31, 2025 and 2024 amounted to $623 and $808, respectively. On December 31, 2025, the weighted-average period over which the total compensation cost related to non-vested awards granted to the Company’s board of directors and its other employees not yet recognized is expected to be recognized is 0.70 years.